Document And Entity Information	Mar. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2024
Entity Registrant Name	Stoke Therapeutics, Inc.
Entity Central Index Key	0001623526
Entity Emerging Growth Company	true
Entity File Number	001-38938
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-1144582
Entity Address, Address Line One	45 Wiggins Ave
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	(781)
Local Phone Number	430-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	STOK
Security Exchange Name	NASDAQ